Schedule of restatement of each financial statement (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments, receivables and other assets	$ 25,874,112	$ 20,948,216	$ 34,225,239
Accounts payable, accruals and other payables	$ 51,411,453	55,329,740	$ 53,988,231
Previously Reported [Member]
Prepayments, receivables and other assets		24,738,392
Accounts payable, accruals and other payables		59,119,916
Revision of Prior Period, Reclassification, Adjustment [Member]
Prepayments, receivables and other assets		(3,790,176)
Accounts payable, accruals and other payables		$ (3,790,176)